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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2014

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

USF | September 30, 2014
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 58.5%
Franklin Floating Rate Daily Access Fund Advisor Class		1,114,717	$10,121,628
iShares 7-10 Year Treasury Bond ETF		123,486	12,795,619
Madison Core Bond Fund Class Y (A)		3,940,034	40,030,750
Madison Corporate Bond Fund Class Y (A)		1,330,425	15,193,451
Madison High Quality Bond Fund Class Y (A)		728,729	8,016,022
Metropolitan West Total Return Bond Fund Class I		2,864,077	30,960,669

			117,118,139
Foreign Bond Funds - 5.0%
Templeton Global Bond Fund Advisor Class		760,216	10,050,049

Foreign Stock Funds - 5.6%
Madison NorthRoad International Fund Class Y (A)		334,357	3,922,004
Vanguard FTSE All-World ex-US ETF		147,948	7,284,960

			11,206,964
Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund		3,464,511	3,464,511

Stock Funds - 29.0%
iShares Russell Mid-Cap ETF		58,762	9,304,375
Madison Investors Fund Class Y (A)		297,005	7,238,011
Madison Large Cap Growth Fund Class Y (A)		556,799	12,845,364
Madison Large Cap Value Fund Class Y (A)		1,012,697	19,079,206
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		456,170	6,956,590
Vanguard Information Technology ETF		25,020	2,504,002

			57,927,548

TOTAL INVESTMENTS - 99.8% ( Cost $184,702,182 )			199,767,211
NET OTHER ASSETS AND LIABILITIES - 0.2%			469,790

TOTAL NET ASSETS - 100.0%			$200,237,001

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 34.9%
Franklin Floating Rate Daily Access Fund Advisor Class		792,009	$7,191,440
iShares 7-10 Year Treasury Bond ETF		159,940	16,572,983
Madison Core Bond Fund Class Y (A)		4,624,283	46,982,714
Madison Corporate Bond Fund Class Y (A)		481,207	5,495,383
Madison High Quality Bond Fund Class Y (A)		675,766	7,433,430
Metropolitan West Total Return Bond Fund Class I		3,892,219	42,074,886

			125,750,836
Foreign Bond Funds - 3.0%
Templeton Global Bond Fund Advisor Class		827,259	10,936,365

Foreign Stock Funds - 9.5%
Madison International Stock Fund Class Y (A)		30,549	405,389
Madison NorthRoad International Fund Class Y (A)		989,071	11,601,801
Vanguard FTSE All-World ex-U.S. ETF		452,786	22,295,183

			34,302,373
Money Market Funds - 2.6%
State Street Institutional U.S. Government Money Market Fund		9,281,367	9,281,367

Stock Funds - 50.0%
iShares Core S&P Mid-Cap ETF		132,232	18,081,404
Madison Investors Fund Class Y (A)		1,020,629	24,872,730
Madison Large Cap Growth Fund Class Y (A)		1,712,422	39,505,577
Madison Large Cap Value Fund Class Y (A)		2,555,729	48,149,942
Madison Mid Cap Fund Class Y (A)		561,796	5,365,155
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		2,059,124	31,401,642
Vanguard Growth ETF		36,297	3,617,722
Vanguard Information Technology ETF		90,726	9,079,858

			180,074,030

TOTAL INVESTMENTS - 100.0% ( Cost $313,679,559 )			360,344,971
NET OTHER ASSETS AND LIABILITIES - 0.0%			(89,627)

TOTAL NET ASSETS - 100.0%			$360,255,344

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 17.4%
iShares 7-10 Year Treasury Bond ETF		38,865	$4,027,191
Madison Core Bond Fund Class Y (A)		868,498	8,823,944
Metropolitan West Total Return Bond Fund Class I		887,169	9,590,297
PowerShares Senior Loan Portfolio		27,591	669,910

			23,111,342
Foreign Stock Funds - 13.8%
Madison International Stock Fund Class Y (A)		32,130	426,367
Madison NorthRoad International Fund Class Y (A)		391,265	4,589,534
Vanguard FTSE All-World ex-U.S. ETF		268,780	13,234,727

			18,250,628
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund		2,793,306	2,793,306

Stock Funds - 66.3%
iShares Core S&P Mid-Cap ETF		63,347	8,662,069
Madison Investors Fund Class Y (A)		489,650	11,932,774
Madison Large Cap Growth Fund Class Y (A)		834,237	19,245,842
Madison Large Cap Value Fund Class Y (A)		1,098,157	20,689,270
Madison Mid Cap Fund Class Y (A)		413,761	3,951,417
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		1,042,311	15,895,237
Vanguard Growth ETF		20,081	2,001,473
Vanguard Information Technology ETF		46,607	4,664,429
Vanguard Value ETF		8,162	662,754

			87,705,265

TOTAL INVESTMENTS - 99.6% ( Cost $109,748,300 )			131,860,541
NET OTHER ASSETS AND LIABILITIES - 0.4%			500,750

TOTAL NET ASSETS - 100.0%			$132,361,291

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 79.5%
Fannie Mae - 26.1%
0.086%, 10/2/14 (A)	$1,300,000	$1,299,997
0.091%, 10/6/14 (A)	200,000	199,998
0.086%, 10/7/14 (A)	500,000	499,993
0.086%, 10/15/14 (A)	125,000	124,996
4.625%, 10/15/14	631,000	632,083
0.625%, 10/30/14	700,000	700,290
0.091%, 11/12/14 (A)	600,000	599,937
0.750%, 12/19/14	711,000	712,071

		4,769,365
Federal Home Loan Bank - 25.7%
0.041%, 10/8/14 (A)	550,000	549,996
0.020%, 10/10/14 (A)	1,150,000	1,149,994
0.020%, 11/5/14 (A)	500,000	499,990
0.091%, 11/7/14 (A)	700,000	699,935
4.750%, 11/14/14	260,000	261,462
2.700%, 11/18/14	250,000	250,862
0.112%, 11/26/14 (A)	250,000	249,957
0.091%, 12/3/14 (A)	200,000	199,969
1.375%, 12/22/14	500,000	501,456
0.033%, 1/9/15 (A)	350,000	349,903

		4,713,524
Freddie Mac - 12.7%
0.101%, 10/16/14 (A)	300,000	299,987
0.086%, 10/20/14 (A)	600,000	599,973
0.106%, 10/23/14 (A)	318,000	317,980
0.096%, 11/5/14 (A)	200,000	199,981
0.030%, 11/24/14 (A)	600,000	599,973
0.625%, 12/29/14	300,000	300,422

		2,318,316
U.S. Treasury Notes - 15.0%
0.500%, 10/15/14	1,000,000	1,000,180
0.250%, 1/31/15	1,750,000	1,751,226

		2,751,406

Total U.S. Government and Agency Obligations ( Cost $14,552,611 )		14,552,611
SHORT-TERM INVESTMENTS - 17.1%
Consumer Staples - 5.4%
Coca-Cola Co. (A), 0.112%, 10/21/14	1,000,000	999,939
Energy - 2.7%
ConocoPhillips, 4.6%, 1/15/15	490,000	495,865
Financials - 5.7%
General Electric Capital Corp., MTN, 3.75%, 11/14/14	335,000	336,398
Metropolitan Life Global Funding I (B), 2%, 1/9/15	700,000	703,307

		1,039,705
Industrials - 3.3%

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Money Market Fund Portfolio of Investments (unaudited)

Emerson Electric Co. (A), 0.132%, 12/18/14		600,000	599,831

Total Short-Term Investments ( Cost $3,135,340 )			3,135,340
		Shares
INVESTMENT COMPANIES - 4.3%
State Street Institutional U.S. Government Money Market Fund		782,013	782,013

Total Investment Companies ( Cost $782,013 )			782,013

TOTAL INVESTMENTS - 100.9% ( Cost $18,469,964 )			18,469,964
NET OTHER ASSETS AND LIABILITIES - (0.9%)			(172,607)

TOTAL NET ASSETS - 100.0%			$18,297,357

(A)	Rate noted represents annualized yield at time of purchase.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A) (B), 8.55%, 9/21/30	$652,045	$659,578
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	774,951
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	175,000	174,652
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	900,000	899,932
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	845,000	844,457

Total Asset Backed Securities ( Cost $3,365,459 )		3,353,570
CORPORATE NOTES AND BONDS - 30.6%
Consumer Discretionary - 3.9%
AARP, Inc. (C) (D), 7.5%, 5/1/31	2,000,000	2,781,164
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,044,195
AutoZone Inc., 1.3%, 1/13/17	1,500,000	1,499,664
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,151,400
DR Horton Inc., 3.75%, 3/1/19	475,000	461,937
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	2,000,000	2,526,176
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	257,982
Intelsat Jackson Holding SA (E), 5.5%, 8/1/23	450,000	429,750
Sirius XM Radio Inc. (C) (D), 6%, 7/15/24	350,000	355,250
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	499,375

		11,006,893
Energy - 4.1%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	461,813
Denbury Resources Inc., 6.375%, 8/15/21	1,000,000	1,040,000
Energy Transfer Partners L.P., 4.15%, 10/1/20	1,500,000	1,557,630
Hess Corp., 7.875%, 10/1/29	960,000	1,303,212
Plains Exploration & Production Co., 6.75%, 2/1/22	1,250,000	1,384,375
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	390,000
Transocean Inc. (E), 7.5%, 4/15/31	2,000,000	2,091,136
Valero Energy Corp., 7.5%, 4/15/32	2,000,000	2,564,394
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	939,808

		11,732,368
Financials - 5.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (C) (D) (E), 3.75%, 5/15/19	400,000	388,000
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,539,882
Air Lease Corp., 3.875%, 4/1/21	500,000	505,000
American Express Credit Corp., MTN, 2.375%, 3/24/17	1,080,000	1,105,160
Apollo Management Holdings L.P. (C) (D), 4%, 5/30/24	750,000	754,887
CBL & Associates L.P., 5.25%, 12/1/23	500,000	536,848
Fifth Third Bancorp, 2.3%, 3/1/19	900,000	897,297
General Electric Capital Corp., MTN, 3.35%, 10/17/16	2,000,000	2,096,390
Glencore Funding LLC (C) (D), 3.125%, 4/29/19	525,000	525,315
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,500,000	1,496,142
HCP Inc., MTN, 6.7%, 1/30/18	1,000,000	1,150,372
Health Care REIT Inc., 4.5%, 1/15/24	1,000,000	1,028,850
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	3,135,000	314
Liberty Mutual Group Inc. (C) (D), 4.25%, 6/15/23	1,000,000	1,022,021
Senior Housing Properties Trust, 3.25%, 5/1/19	500,000	503,187
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,109,936
UBS AG/Stamford CT (E), 5.75%, 4/25/18	366,000	412,704

		15,072,305

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Core Bond Fund Portfolio of Investments (unaudited)

Health Care - 3.5%
Eli Lilly & Co., 6.57%, 1/1/16	1,000,000	1,073,595
Forest Laboratories Inc. (C) (D), 5%, 12/15/21	250,000	267,221
Genentech Inc., 5.25%, 7/15/35	1,740,000	2,016,865
HCA Inc., 5.875%, 3/15/22	275,000	289,094
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,000,000	2,462,052
Quest Diagnostics Inc., 5.45%, 11/1/15	2,000,000	2,096,386
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	500,000	500,774
Wyeth LLC, 6.5%, 2/1/34	1,000,000	1,306,375

		10,012,362
Industrials - 5.7%
ADT Corp./The, 4.125%, 4/15/19	475,000	465,500
B/E Aerospace Inc., 5.25%, 4/1/22	450,000	484,875
Boeing Co./The, 8.625%, 11/15/31	760,000	1,158,465
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,909,870
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,000,000	2,499,720
Crane Co., 2.75%, 12/15/18	500,000	508,919
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,608,611
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,484,453
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,914,059
Northrop Grumman Corp., 1.75%, 6/1/18	1,500,000	1,486,705
Waste Management Inc., 7.125%, 12/15/17	2,465,000	2,866,635

		16,387,812
Information Technology - 2.1%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,418,358
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,039,179
EMC Corp., 2.65%, 6/1/20	2,000,000	1,985,610
First Data Corp. (C) (D), 7.375%, 6/15/19	500,000	526,300
Thomson Reuters Corp. (E), 4.3%, 11/23/23	650,000	678,557
Xilinx Inc., 3%, 3/15/21	450,000	450,316

		6,098,320
Materials - 1.5%
Westvaco Corp., 8.2%, 1/15/30	2,250,000	2,951,458
Weyerhaeuser Co., 7.375%, 3/15/32	1,000,000	1,325,502

		4,276,960
Telecommunication Services - 1.4%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,500,000	2,154,235
Verizon Communications Inc., 3.45%, 3/15/21	1,000,000	1,014,924
Verizon Communications Inc., 5.15%, 9/15/23	626,000	693,213

		3,862,372
Utilities - 3.1%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	1,000,000	1,268,185
Interstate Power & Light Co., 6.25%, 7/15/39	1,925,000	2,516,872
Sierra Pacific Power Co., Series M, 6%, 5/15/16	1,250,000	1,350,539
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	1,165,000	1,274,488
Wisconsin Electric Power Co., 6.5%, 6/1/28	2,000,000	2,534,916

		8,945,000

Total Corporate Notes and Bonds ( Cost $83,149,779 )		87,394,392

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Core Bond Fund Portfolio of Investments (unaudited)

LONG TERM MUNICIPAL BONDS - 2.8%
General - 2.8%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	1,125,000	1,261,935
City of Oklahoma City OK Tax Allocation, Series B, 5%, 3/1/32	1,200,000	1,351,572
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	1,000,000	1,138,320
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	1,000,000	1,102,880
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	1,000,000	1,150,420
King County WA Sewer Revenue, (AGM), 5%, 1/1/36	720,000	769,781
Tulsa OK Public Facilities Authority Revenue, Series B, 6.6%, 11/15/29	1,000,000	1,131,470

		7,906,378

Total Long Term Municipal Bonds ( Cost $7,738,832 )		7,906,378
MORTGAGE BACKED SECURITIES - 18.4%
Fannie Mae - 11.8%
4%, 4/1/15 Pool # 255719	40,147	42,463
5.5%, 4/1/16 Pool # 745444	193,341	204,484
6%, 5/1/16 Pool # 582558	13,419	13,754
5.5%, 9/1/17 Pool # 657335	47,987	50,809
5.5%, 2/1/18 Pool # 673194	156,397	165,570
5%, 5/1/20 Pool # 813965	619,610	660,217
4.5%, 9/1/20 Pool # 835465	459,575	488,591
6%, 5/1/21 Pool # 253847	94,096	106,781
7%, 12/1/29 Pool # 762813	82,353	90,546
7%, 11/1/31 Pool # 607515	50,760	59,226
6.5%, 3/1/32 Pool # 631377	93,710	106,074
7%, 5/1/32 Pool # 644591	22,476	24,840
6.5%, 6/1/32 Pool # 545691	636,381	732,121
5.5%, 4/1/33 Pool # 690206	766,411	860,224
5%, 10/1/33 Pool # 254903	1,081,544	1,196,386
5.5%, 11/1/33 Pool # 555880	869,549	976,397
5%, 6/1/34 Pool # 778891	261,597	289,084
7%, 7/1/34 Pool # 792636	40,756	42,867
5.5%, 8/1/34 Pool # 793647	158,554	177,332
5.5%, 3/1/35 Pool # 810075	506,317	567,397
5%, 8/1/35 Pool # 829670	904,283	999,849
5%, 9/1/35 Pool # 820347	1,136,821	1,275,398
5%, 9/1/35 Pool # 835699	1,095,986	1,229,286
5%, 10/1/35 Pool # 797669	1,235,993	1,378,364
5.5%, 10/1/35 Pool # 836912	31,156	34,668
5%, 11/1/35 Pool # 844809	413,724	457,153
5%, 12/1/35 Pool # 850561	472,423	522,138
5.5%, 10/1/36 Pool # 896340	178,081	198,149
5.5%, 10/1/36 Pool # 901723	1,178,346	1,315,344
6.5%, 10/1/36 Pool # 894118	541,527	617,531
6%, 11/1/36 Pool # 902510	1,037,585	1,185,533
5.5%, 5/1/37 Pool # 928292	650,367	731,405
6%, 10/1/37 Pool # 947563	992,934	1,139,884
6.5%, 8/1/38 Pool # 987711	1,452,960	1,725,015
5.5%, 4/1/40 Pool # AD0926	2,461,071	2,742,704
4.5%, 8/1/40 Pool # AD8243	749,070	810,130
4%, 1/1/41 Pool # AB2080	2,668,092	2,818,833
4%, 9/1/41 Pool # AJ1406	2,700,585	2,849,867
3.5%, 6/1/42 Pool # AO4136	2,956,513	3,027,534
3.5%, 9/1/42 Pool # AB6228	1,921,846	1,968,111

		33,882,059

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Core Bond Fund Portfolio of Investments (unaudited)

Freddie Mac - 6.5%
5%, 5/1/18 Pool # E96322	333,342	351,806
3%, 8/1/27 Pool # J19899	2,547,194	2,630,200
8%, 6/1/30 Pool # C01005	29,544	32,843
7%, 3/1/31 Pool # C48129	114,894	123,636
5%, 7/1/33 Pool # A11325	756,401	843,441
6%, 10/1/34 Pool # A28439	264,663	298,112
5.5%, 11/1/34 Pool # A28282	1,681,040	1,894,744
5%, 4/1/35 Pool # A32314	243,628	268,990
5%, 4/1/35 Pool # A32315	399,694	445,815
5%, 4/1/35 Pool # A32316	552,759	618,110
5%, 4/1/35 Pool # A32509	189,387	209,203
5%, 1/1/37 Pool # A56371	802,867	883,530
4%, 10/1/41 Pool # Q04092	1,313,382	1,386,343
3%, 9/1/42 Pool # C04233	3,195,999	3,159,893
3%, 4/1/43 Pool # V80025	2,775,798	2,744,439
3%, 4/1/43 Pool # V80026	2,789,995	2,758,475

		18,649,580
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	4,435	4,451
6.5%, 2/20/29 Pool # 2714	96,736	113,028
6.5%, 4/20/31 Pool # 3068	66,747	76,572

		194,051

Total Mortgage Backed Securities ( Cost $50,193,200 )		52,725,690
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.8%
Fannie Mae - 1.4%
4.625%, 10/15/14	2,905,000	2,910,119
1.850%, 12/26/18	1,000,000	1,003,023

		3,913,142
Federal Farm Credit Bank - 1.5%
5.875%, 10/3/16	4,000,000	4,410,956

Federal Home Loan Bank - 0.9%
0.625%, 11/27/18 (A)	2,000,000	1,996,330
1.550%, 6/28/27 (A)	600,000	598,493

		2,594,823
U.S. Treasury Bonds - 5.0%
6.625%, 2/15/27	6,600,000	9,350,345
4.500%, 5/15/38	4,000,000	4,945,624

		14,295,969
U.S. Treasury Notes - 36.0%
2.625%, 12/31/14	18,000,000	18,114,606
2.500%, 3/31/15	1,750,000	1,771,259
4.250%, 8/15/15	8,900,000	9,220,542
3.250%, 12/31/16	8,000,000	8,445,624
3.125%, 1/31/17	4,000,000	4,216,248
2.375%, 7/31/17	5,250,000	5,445,237
0.750%, 10/31/17	8,000,000	7,898,752
4.250%, 11/15/17	9,100,000	9,961,661

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Core Bond Fund Portfolio of Investments (unaudited)

2.750%, 2/15/19		8,250,000	8,634,136
3.375%, 11/15/19		13,000,000	13,996,333
2.625%, 11/15/20		6,500,000	6,703,125
2.000%, 11/15/21		7,500,000	7,383,398
2.750%, 11/15/23		1,000,000	1,025,000

			102,815,921

Total U.S. Government and Agency Obligations ( Cost $122,496,774 )			128,030,811
		Shares
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund		3,715,668	3,715,668

Total Short-Term Investments ( Cost $3,715,668 )			3,715,668

TOTAL INVESTMENTS - 99.1% ( Cost $270,659,712 )			283,126,509
NET OTHER ASSETS AND LIABILITIES - 0.9%			2,490,939

TOTAL NET ASSETS - 100.0%			$285,617,448

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of September 30, 2014.
(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2014.
(C)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 2).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.4% of total net assets.
(F)	In default. Issuer is bankrupt.

AGM	Assured Guaranty Municipal Corp.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.4%
Consumer Discretionary - 33.7%
Auto Components - 2.1%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$300,000	$314,250
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	535,625

		849,875
Hotels, Restaurants & Leisure - 6.8%
Boyd Gaming Corp., 9.125%, 12/1/18	300,000	312,750
Felcor Lodging L.P., 6.75%, 6/1/19	450,000	468,562
Burger King (A) (B), 6%, 4/1/22	400,000	397,500
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	303,750
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	317,250
Pinnacle Entertainment Inc., 7.5%, 4/15/21	200,000	208,000
Scientific Games International Inc., 6.25%, 9/1/20	300,000	250,500
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	400,000	435,000

		2,693,312
Household Products - 3.2%
ACCO Brands Corp., 6.75%, 4/30/20	400,000	414,000
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	508,750
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	373,000

		1,295,750
Media - 17.5%
AMC Networks Inc., 4.75%, 12/15/22	400,000	395,000
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	96,750
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	501,250
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	205,750
CSC Holdings LLC (A), 5.25%, 6/1/24	250,000	240,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	400,000	410,000
DISH DBS Corp., 5.125%, 5/1/20	500,000	498,750
Gray Television Inc., 7.5%, 10/1/20	400,000	409,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	265,625
Lamar Media Corp., 5.875%, 2/1/22	500,000	515,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	408,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	250,000	244,375
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	254,375
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	253,125
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	232,500
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17	500,000	511,875
Univision Communications Inc. (A), 6.75%, 9/15/22	452,000	483,640
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	350,000	373,625
ViaSat Inc., 6.875%, 6/15/20	300,000	318,000
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	383,000

		6,999,640
Specialty Retail - 2.1%

Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	600,000	570,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	253,750

		823,750

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
High Income Fund Portfolio of Investments (unaudited)

Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	263,000
Levi Strauss & Co., 7.625%, 5/15/20	500,000	527,500

		790,500

		13,452,827
Consumer Staples - 1.7%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	496,250
Post Holdings Inc. (A), 6%, 12/15/22	200,000	183,000

		679,250
Energy - 16.3%
American Energy-Permian Basin LLC / AEPB Finance Corp. (A) (C), 6.741%, 8/1/19	500,000	458,125
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	250,000	261,875
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	513,750
Berry Petroleum Co. LLC, 6.375%, 9/15/22	250,000	242,500
CGG SA (B), 6.5%, 6/1/21	300,000	262,500
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	535,000
Endeavor Energy Resources L.P. / EER Finance Inc. (A) (D), 7%, 8/15/21	400,000	412,000
Exterran Holdings Inc., 7.25%, 12/1/18	500,000	520,000
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22	400,000	392,000
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	400,000	400,000
Jupiter Resources Inc. (A) (B), 8.5%, 10/1/22	200,000	177,500
Key Energy Services Inc., 6.75%, 3/1/21	500,000	481,250
Memorial Production Partners L.P. / Memorial Production Finance Corp. (A), 6.875%, 8/1/22	500,000	477,500
QEP Resources Inc., 5.375%, 10/1/22	150,000	147,000
Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 3/1/22	250,000	260,000
Rice Energy Inc. (A), 6.25%, 5/1/22	500,000	487,500
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	240,620
Unit Corp., 6.625%, 5/15/21	250,000	250,625

		6,519,745
Financials - 2.7%
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	450,000	428,625
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	260,625
Springleaf Finance Corp., MTN, 6.9%, 12/15/17	350,000	371,875

		1,061,125
Health Care - 9.1%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	487,500
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	278,681
CHS/Community Health Systems Inc. (A), 6.875%, 2/1/22	500,000	520,000
Endo Finance LLC & Endo Finco Inc. (A), 7%, 12/15/20	500,000	522,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	200,000	210,540
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	246,875
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	280,500
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	400,000	404,000
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	208,500
Tenet Healthcare Corp., 8%, 8/1/20	350,000	369,250
Tenet Healthcare Corp., 6%, 10/1/20	100,000	105,750

		3,634,096
Industrials - 16.7%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	530,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	506,250

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
High Income Fund Portfolio of Investments (unaudited)

Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	350,437
Clean Harbors Inc., 5.125%, 6/1/21	150,000	148,688
Covanta Holding Corp., 5.875%, 3/1/24	500,000	500,000
FTI Consulting Inc., 6%, 11/15/22	500,000	506,250
Gardner Denver Inc. (A), 6.875%, 8/15/21	250,000	250,625
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	450,000	423,000
Griffon Corp., 5.25%, 3/1/22	500,000	476,250
Hertz Corp/The, 5.875%, 10/15/20	450,000	456,750
Iron Mountain Inc., 6%, 8/15/23	200,000	205,000
Iron Mountain Inc., 5.75%, 8/15/24	150,000	147,188
Kratos Defense & Security Solutions Inc. (A), 7%, 5/15/19	400,000	397,000
Nortek Inc., 8.5%, 4/15/21	250,000	268,750
Pacific Drilling S.A. (A) (B), 5.375%, 6/1/20	200,000	183,000
RR Donnelley & Sons Co., 7.875%, 3/15/21	200,000	219,500
TransDigm Inc., 5.5%, 10/15/20	200,000	194,000
United Rentals North America Inc., 8.25%, 2/1/21	175,000	189,438
United Rentals North America Inc., 7.625%, 4/15/22	250,000	271,875
West Corp., 7.875%, 1/15/19	199,000	207,457
West Corp. (A), 5.375%, 7/15/22	250,000	230,625

		6,662,083
Information Technology - 3.7%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	412,000
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	257,500
Micron Technology Inc. (A), 5.5%, 2/1/25	400,000	392,000
Syniverse Holdings Inc., 9.125%, 1/15/19	400,000	420,000

		1,481,500
Materials - 7.3%
ArcelorMittal (B), 5.75%, 8/5/20	300,000	313,125
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	323,250
Boise Cascade Co. (D), 6.375%, 11/1/20	600,000	624,000
Huntsman International LLC, 4.875%, 11/15/20	400,000	394,000
Polymer Group Inc., 7.75%, 2/1/19	450,000	465,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	300,000	305,250
Tronox Finance LLC, 6.375%, 8/15/20	500,000	501,875

		2,927,250
Telecommunication Services - 4.4%
CenturyLink Inc., 5.625%, 4/1/20	200,000	206,300
CenturyLink Inc., 5.8%, 3/15/22	250,000	256,250
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	305,250
Sprint Communications Inc., 7%, 8/15/20	325,000	338,813
T-Mobile USA Inc., 6.633%, 4/28/21	300,000	307,500
T-Mobile USA Inc., 6.375%, 3/1/25	100,000	99,750
Windstream Corp., 6.375%, 8/1/23	250,000	241,250

		1,755,113
Utilities - 0.8%
Calpine Corp., 5.375%, 1/15/23	100,000	96,750
NRG Energy Inc. (A), 6.25%, 5/1/24	200,000	200,500

		297,250

Total Corporate Notes and Bonds ( Cost $38,324,911 )		38,470,239
SHORT-TERM INVESTMENTS - 3.3%	Shares

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
High Income Fund Portfolio of Investments (unaudited)

State Street Institutional U.S. Government Money Market Fund		1,297,690	1,297,690

Total Short-Term Investments ( Cost $1,297,690 )			1,297,690

TOTAL INVESTMENTS - 99.7% ( Cost $39,622,601 )			39,767,929
NET OTHER ASSETS AND LIABILITIES - 0.3%			131,077

TOTAL NET ASSETS - 100.0%			$39,899,006

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 9.7% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of September 30, 2014.
(D)	Illiquid security (See Note 2).

MTN	Medium Term Note.
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 54.6%
Consumer Discretionary - 5.1%
Home Depot Inc./The	44,500	$4,082,430
McDonald's Corp.	75,000	7,110,750
Omnicom Group Inc.	31,500	2,169,090
Time Warner Inc.	79,000	5,941,590

		19,303,860
Consumer Staples - 7.7%
Coca-Cola Co./The	66,000	2,815,560
Diageo PLC, ADR	29,500	3,404,300
General Mills Inc.	45,000	2,270,250
Nestle S.A., ADR	73,000	5,374,990
PepsiCo Inc.	63,500	5,911,215
Procter & Gamble Co./The	86,000	7,201,640
Wal-Mart Stores Inc.	29,000	2,217,630

		29,195,585
Energy - 6.9%
Chevron Corp.	67,000	7,994,440
ConocoPhillips	29,500	2,257,340
Exxon Mobil Corp.	75,500	7,100,775
National Oilwell Varco Inc.	27,500	2,092,750
Occidental Petroleum Corp.	45,500	4,374,825
Schlumberger Ltd.	24,000	2,440,560

		26,260,690
Financials - 8.6%
BB&T Corp.	88,000	3,274,480
M&T Bank Corp.	25,000	3,082,250
MetLife Inc.	64,500	3,464,940
Northern Trust Corp.	40,500	2,755,215
Travelers Cos. Inc./The	86,500	8,125,810
US Bancorp	136,000	5,688,880
Wells Fargo & Co.	124,000	6,431,880

		32,823,455
Health Care - 9.1%
Amgen Inc.	20,000	2,809,200
Baxter International Inc.	48,500	3,480,845
Johnson & Johnson	73,000	7,781,070
Medtronic Inc.	88,500	5,482,575
Merck & Co. Inc.	92,000	5,453,760
Novartis AG, ADR	27,500	2,588,575
Pfizer Inc.	247,000	7,303,790

		34,899,815
Industrials - 6.0%
3M Co.	22,500	3,187,800
Boeing Co./The	29,000	3,694,020
General Electric Co.	141,000	3,612,420
United Parcel Service Inc., Class B	57,000	5,602,530
United Technologies Corp.	40,500	4,276,800
Waste Management Inc.	49,500	2,352,735

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Diversified Income Fund Portfolio of Investments (unaudited)

		22,726,305
Information Technology - 8.8%
Accenture PLC, Class A	71,000	5,773,720
Automatic Data Processing Inc.	44,000	3,655,520
Intel Corp.	89,000	3,098,980
Linear Technology Corp.	64,000	2,840,960
Microchip Technology Inc.	56,000	2,644,880
Microsoft Corp.	162,500	7,533,500
Oracle Corp.	60,000	2,296,800
QUALCOMM Inc.	77,500	5,794,675

		33,639,035
Materials - 0.9%
Praxair Inc.	28,000	3,612,000

Telecommunication Service - 1.5%
Verizon Communications Inc.	115,000	5,748,850

Total Common Stocks ( Cost $142,904,512 )		208,209,595
	Par Value
ASSET BACKED SECURITIES - 1.3%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A) (B), 8.55%, 9/21/30	$599,648	606,576
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	550,000	548,019
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	400,000	399,269
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	500,000	499,969
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	200,000	199,602
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	725,000	725,354
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	500,000	501,384
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	250,000	250,270
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	500,000	502,402
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	250,000	249,839
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (C) (D), 0.82%, 4/16/18	250,000	249,315

Total Asset Backed Securities ( Cost $4,752,602 )		4,731,999
CORPORATE NOTES AND BONDS - 16.6%
Consumer Discretionary - 2.0%
AARP, Inc. (C) (D), 7.5%, 5/1/31	2,000,000	2,781,164
DR Horton Inc., 5.25%, 2/15/15	515,000	520,150
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	1,850,000	2,336,713
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	458,860
Royal Caribbean Cruises Ltd. (E), 7.25%, 6/15/16	1,600,000	1,732,000

		7,828,887
Consumer Staples - 0.8%
Mondelez International Inc., 6.5%, 11/1/31	2,025,000	2,567,305
Sysco Corp., 4.35%, 10/2/34	300,000	304,361

		2,871,666
Energy - 2.2%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	769,688
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,753,245
Denbury Resources Inc., 6.375%, 8/15/21	750,000	780,000

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Diversified Income Fund Portfolio of Investments (unaudited)

Energy Transfer Partners L.P., 4.15%, 10/1/20	600,000	623,052
Hess Corp., 7.875%, 10/1/29	1,150,000	1,561,140
Plains Exploration & Production Co., 6.75%, 2/1/22	500,000	553,750
Transocean Inc. (E), 6%, 3/15/18	750,000	808,703
Transocean Inc. (E), 7.5%, 4/15/31	1,030,000	1,076,935
Williams Cos. Inc./The, 4.55%, 6/24/24	450,000	445,172

		8,371,685
Financials - 1.5%
American Express Credit Corp., MTN, 2.375%, 3/24/17	450,000	460,483
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	975,000	972,492
HCP Inc., MTN, 6.7%, 1/30/18	1,450,000	1,668,040
Health Care REIT Inc., 4.5%, 1/15/24	725,000	745,916
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,193,791
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	1,735,000	174
Synchrony Financial, 3.75%, 8/15/21	600,000	605,420

		5,646,316
Health Care - 3.6%
AbbVie Inc., 2%, 11/6/18	1,200,000	1,181,486
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,399,933
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,288,314
Genentech Inc., 5.25%, 7/15/35	740,000	857,747
HCA Inc., 5.875%, 3/15/22	450,000	473,063
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	1,320,000	1,624,954
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,572,289
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	976,254
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,437,013

		13,811,053
Industrials - 2.3%
B/E Aerospace Inc., 5.25%, 4/1/22	750,000	808,125
Boeing Co./The, 8.625%, 11/15/31	350,000	533,503
Boeing Co./The, 6.875%, 10/15/43	620,000	858,058
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,706,059
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	865,322
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,120,364
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,435,544
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,337,375

		8,664,350
Information Technology - 0.9%
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,022,301
First Data Corp. (C) (D), 7.375%, 6/15/19	450,000	473,670
International Business Machines Corp., 1.875%, 8/1/22	1,600,000	1,469,115
Thomson Reuters Corp. (E), 4.3%, 11/23/23	600,000	626,361

		3,591,447
Materials - 0.4%
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,344,553

Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,556,360
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,395,285

		3,951,645

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Diversified Income Fund Portfolio of Investments (unaudited)

Utilities - 1.9%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	1,555,000	1,972,028
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,784,691
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,172,471
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	512,124
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	913,474

		7,354,788

Total Corporate Notes and Bonds ( Cost $58,371,533 )		63,436,390
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (B), 5.23%, 9/15/42	670,304	686,617

Total Commercial Mortgage-Backed Securities ( Cost $698,507 )		686,617
LONG TERM MUNICIPAL BONDS - 0.6%
General - 0.6%
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	600,000	682,992
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	425,000	468,724
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	950,000	1,092,899

Total Long Term Municipal Bonds ( Cost $2,124,498 )		2,244,615
MORTGAGE BACKED SECURITIES - 8.1%
Fannie Mae - 5.4%
4%, 4/1/15 Pool # 255719	18,848	19,936
5.5%, 4/1/16 Pool # 745444	74,718	79,024
6%, 5/1/16 Pool # 582558	24,602	25,216
5%, 12/1/17 Pool # 672243	230,127	242,891
4.5%, 9/1/20 Pool # 835465	282,526	300,363
6%, 5/1/21 Pool # 253847	80,052	90,844
3%, 11/1/26 Pool # AB3902	1,305,452	1,349,168
3%, 5/1/27 Pool # AL1715	963,251	995,537
7%, 12/1/29 Pool # 762813	38,567	42,403
7%, 11/1/31 Pool # 607515	50,760	59,226
7%, 5/1/32 Pool # 644591	12,356	13,656
5.5%, 10/1/33 Pool # 254904	313,875	352,469
5.5%, 11/1/33 Pool # 555880	869,549	976,397
5%, 5/1/34 Pool # 780890	1,177,855	1,303,234
7%, 7/1/34 Pool # 792636	19,507	20,518
5.5%, 8/1/34 Pool # 793647	153,179	171,320
5%, 9/1/35 Pool # 820347	464,624	521,262
5%, 9/1/35 Pool # 835699	458,767	514,564
5%, 10/1/35 Pool # 797669	387,179	431,777
5.5%, 10/1/35 Pool # 836912	68,084	75,756
5%, 12/1/35 Pool # 850561	197,627	218,424
5.5%, 12/1/35 Pool # 844583	635,649	707,571
5.5%, 9/1/36 Pool # 831820	794,532	902,180
6%, 9/1/36 Pool # 831741	613,332	692,469
5.5%, 10/1/36 Pool # 896340	80,124	89,153
5.5%, 10/1/36 Pool # 901723	441,880	493,254
5.5%, 12/1/36 Pool # 903059	623,658	701,096
5.5%, 4/1/40 Pool # AD0926	1,703,818	1,898,795
4%, 1/1/41 Pool # AB2080	1,185,819	1,252,814
4%, 9/1/41 Pool # AJ1406	1,200,260	1,266,608
4%, 10/1/41 Pool # AJ4046	1,061,868	1,123,444

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 6/1/42 Pool # AO4136	1,108,692	1,135,325
3%, 2/1/43 Pool # AB8486	1,369,419	1,352,770
3%, 2/1/43 Pool # AL3072	1,125,717	1,115,523

		20,534,987
Freddie Mac - 2.7%
3%, 8/1/27 Pool # J19899	1,130,742	1,167,590
8%, 6/1/30 Pool # C01005	23,635	26,274
6.5%, 1/1/32 Pool # C62333	104,754	119,137
5%, 7/1/33 Pool # A11325	756,401	843,441
6%, 10/1/34 Pool # A28439	122,742	138,255
5%, 4/1/35 Pool # A32314	131,745	145,460
5%, 4/1/35 Pool # A32315	178,481	199,076
5%, 4/1/35 Pool # A32316	190,010	212,474
5%, 4/1/35 Pool # A32509	125,780	138,941
5%, 1/1/37 Pool # A56371	401,433	441,765
3.5%, 11/1/40 Pool # G06168	1,583,437	1,617,907
4%, 10/1/41 Pool # Q04092	1,313,382	1,386,343
3%, 9/1/42 Pool # C04233	1,643,657	1,625,088
3%, 4/1/43 Pool # V80025	1,110,319	1,097,776
3%, 4/1/43 Pool # V80026	1,115,998	1,103,390

		10,262,917
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	54,968	63,059

Total Mortgage Backed Securities ( Cost $29,776,203 )		30,860,963
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.7%
U.S. Treasury Bond - 0.8%
6.625%, 2/15/27	2,270,000	3,215,952

U.S. Treasury Notes - 14.9%
0.500%, 10/15/14	5,000,000	5,000,585
2.500%, 3/31/15	795,000	804,658
2.500%, 4/30/15	3,750,000	3,803,175
1.375%, 11/30/15	5,000,000	5,067,775
4.500%, 2/15/16	5,550,000	5,869,558
3.250%, 12/31/16	2,500,000	2,639,257
3.125%, 1/31/17	2,000,000	2,108,124
0.500%, 7/31/17	4,000,000	3,939,376
2.375%, 7/31/17	2,000,000	2,074,376
4.250%, 11/15/17	10,600,000	11,603,693
2.750%, 2/15/19	1,300,000	1,360,531
3.125%, 5/15/19	2,000,000	2,125,156
3.375%, 11/15/19	1,000,000	1,076,641
2.625%, 11/15/20	7,400,000	7,631,250
1.750%, 5/15/22	1,750,000	1,682,460

		56,786,615

Total U.S. Government and Agency Obligations ( Cost $58,422,156 )		60,002,567
	Shares
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund	11,252,934	11,252,934

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Diversified Income Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $11,252,934 )		11,252,934

TOTAL INVESTMENTS - 100.0% ( Cost $308,302,945 )		381,425,680
NET OTHER ASSETS AND LIABILITIES - 0.0%		81,955

TOTAL NET ASSETS - 100.0%		$381,507,635

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of September 30, 2014.
(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2014.
(C)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 2).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(F)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.1%
Consumer Discretionary - 8.1%
Dana Holding Corp.	77,000	$1,476,090
Gannett Co. Inc.	380,000	11,274,600
McDonald's Corp.	58,000	5,498,980
Time Warner Inc.	170,000	12,785,700
Twenty-First Century Fox Inc., Class A	313,000	10,732,770

		41,768,140
Consumer Staples - 7.2%
CVS Health Corp.	190,000	15,122,100
Procter & Gamble Co./The	171,000	14,319,540
Wal-Mart Stores Inc.	103,000	7,876,410

		37,318,050
Energy - 11.6%
Apache Corp.	95,000	8,917,650
Baker Hughes Inc.	193,000	12,556,580
Cameron International Corp. *	127,500	8,463,450
Canadian Natural Resources Ltd.	14,000	543,760
Exxon Mobil Corp.	71,000	6,677,550
National Oilwell Varco Inc.	65,000	4,946,500
Occidental Petroleum Corp.	189,000	18,172,350

		60,277,840
Financials - 28.3%
Capital Markets - 1.0%
Bank of New York Mellon Corp./The	137,000	5,306,010

Commercial Banks - 9.1%
BB&T Corp.	42,000	1,562,820
Citigroup Inc.	419,000	21,712,580
US Bancorp	208,000	8,700,640
Wells Fargo & Co.	286,000	14,834,820

		46,810,860
Diversified Financial Services - 3.0%
Berkshire Hathaway Inc., Class B *	114,000	15,747,960

Insurance - 12.7%
American International Group Inc.	461,002	24,903,328
Markel Corp. *	22,500	14,313,375
MetLife Inc.	286,000	15,363,920
Travelers Cos. Inc./The	121,000	11,366,740

		65,947,363
Real Estate Management & Development - 2.5%
Brookfield Asset Management Inc., Class A	285,000	12,813,600

		146,625,793
Health Care - 14.7%
Express Scripts Holding Co. *	187,000	13,207,810

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Large Cap Value Fund Portfolio of Investments (unaudited)

	Johnson & Johnson	108,000	11,511,720
	Medtronic Inc.	187,000	11,584,650
	Merck & Co. Inc.	129,000	7,647,120
	Pfizer Inc.	510,000	15,080,700
	UnitedHealth Group Inc.	196,000	16,905,000

			75,937,000
	Industrials - 10.6%
	Boeing Co./The	62,000	7,897,560
	Danaher Corp.	144,000	10,941,120
	FedEx Corp.	102,000	16,467,900
	General Electric Co.	237,000	6,071,940
	Rockwell Collins Inc.	164,000	12,874,000
	United Technologies Corp.	5,000	528,000

			54,780,520
	Information Technology - 10.2%
	EMC Corp.	425,000	12,435,500
	Microsoft Corp.	365,000	16,921,400
	Oracle Corp.	275,000	10,527,000
	QUALCOMM Inc.	72,000	5,383,440
	Seagate Technology PLC	130,000	7,445,100

			52,712,440
	Materials - 1.8%
	Crown Holdings Inc. *	116,000	5,164,320
	Freeport-McMoRan Inc.	119,000	3,885,350

			9,049,670
	Telecommunication Service - 1.6%
	Verizon Communications Inc.	169,000	8,448,310

Total Common Stocks ( Cost $379,250,811 )			486,917,763
	SHORT-TERM INVESTMENTS - 5.6%
	State Street Institutional U.S. Government Money Market Fund	28,996,584	28,996,584

Total Short-Term Investments ( Cost $28,996,584 )			28,996,584

TOTAL INVESTMENTS - 99.7% ( Cost $408,247,395 )			515,914,347
NET OTHER ASSETS AND LIABILITIES - 0.3%			1,603,719

TOTAL NET ASSETS - 100.0%			$517,518,066

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.4%
Consumer Discretionary - 23.1%
Amazon.com Inc. *	15,260	$4,920,434
CBS Corp., Class B	121,975	6,525,662
DIRECTV *	53,965	4,669,052
Discovery Communications Inc., Class C *	125,546	4,680,355
Home Depot Inc./The	78,195	7,173,609
Liberty Global PLC *	125,590	5,151,074
McDonald's Corp.	81,720	7,747,873
Nordstrom Inc.	75,245	5,144,501
Omnicom Group Inc.	77,220	5,317,369
Priceline Group Inc./The *	6,460	7,484,427
Ross Stores Inc.	65,495	4,950,112
Starbucks Corp.	78,408	5,916,668
TJX Cos. Inc./The	130,180	7,702,751
Walt Disney Co./The	32,840	2,923,745

		80,307,632
Consumer Staples - 6.2%
Costco Wholesale Corp.	61,804	7,745,277
CVS Health Corp.	62,752	4,994,432
Nestle S.A., ADR	80,655	5,938,628
PepsiCo Inc.	32,725	3,046,370

		21,724,707
Energy - 5.2%
Apache Corp.	53,015	4,976,518
Occidental Petroleum Corp.	56,855	5,466,608
Schlumberger Ltd.	73,765	7,501,163

		17,944,289
Financials - 3.1%
Brookfield Asset Management Inc., Class A	76,416	3,435,663
T. Rowe Price Group Inc.	94,700	7,424,480

		10,860,143
Health Care - 14.1%
Amgen Inc.	50,835	7,140,284
Baxter International Inc.	48,495	3,480,486
Biogen Idec Inc. *	13,580	4,492,400
Celgene Corp. *	57,130	5,414,781
Cerner Corp. *	58,990	3,514,034
Express Scripts Holding Co. *	61,810	4,365,640
Gilead Sciences Inc. *	68,890	7,333,341
Johnson & Johnson	44,050	4,695,290
UnitedHealth Group Inc.	60,335	5,203,894
Varian Medical Systems Inc. *	41,550	3,328,986

		48,969,136
Industrials - 16.0%
3M Co.	21,137	2,994,690
Boeing Co./The	64,965	8,275,242
Danaher Corp.	82,766	6,288,561
FedEx Corp.	27,155	4,384,175

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Large Cap Growth Fund Portfolio of Investments (unaudited)

PACCAR Inc.	89,725	5,103,109
Rockwell Collins Inc.	89,190	7,001,415
Roper Industries Inc.	22,368	3,272,215
United Parcel Service Inc., Class B	67,000	6,585,430
United Technologies Corp.	49,678	5,245,997
W.W. Grainger Inc.	25,930	6,525,284

		55,676,118
Information Technology - 25.6%
Communications Equipment - 3.6%
QUALCOMM Inc.	165,618	12,383,258

Computers & Peripherals - 4.1%
Apple Inc.	141,560	14,262,170

Internet Software & Services - 5.4%
eBay Inc. *	129,342	7,324,637
Google Inc., Class C *	19,885	11,480,804

		18,805,441
IT Services - 3.5%
Accenture PLC, Class A	99,572	8,097,195
Visa Inc., Class A	19,821	4,229,207

		12,326,402
Semiconductors & Semiconductor Equipment - 1.4%
Linear Technology Corp.	110,000	4,882,900

Software - 7.6%
Microsoft Corp.	319,730	14,822,683
Oracle Corp.	308,632	11,814,433

		26,637,116

		89,297,287
Materials - 1.1%
Monsanto Co.	34,230	3,851,217

Telecommunication Service - 2.0%
Verizon Communications Inc.	138,495	6,923,365

Total Common Stocks ( Cost $229,370,682 )		335,553,894
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund	13,241,497	13,241,497

Total Short-Term Investments ( Cost $13,241,497 )		13,241,497

TOTAL INVESTMENTS - 100.2% ( Cost $242,612,179 )		348,795,391
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(704,497)

TOTAL NET ASSETS - 100.0%		$348,090,894

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Large Cap Growth Fund Portfolio of Investments (unaudited)

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.0%
Consumer Discretionary - 24.6%
Advance Auto Parts Inc.	82,593	$10,761,868
CarMax Inc. *	183,997	8,546,661
Discovery Communications Inc., Class C *	253,930	9,466,510
Liberty Global PLC *	278,333	11,415,828
Omnicom Group Inc.	122,624	8,443,889
Ross Stores Inc.	221,855	16,767,801
Sally Beauty Holdings Inc. *	393,795	10,778,169

		76,180,726
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	34,339	3,098,065

Energy - 4.5%
Cameron International Corp. *	89,105	5,914,790
World Fuel Services Corp.	203,145	8,109,548

		14,024,338
Financials - 23.7%
Arch Capital Group Ltd. *	115,874	6,340,625
Brookfield Asset Management Inc., Class A	299,508	13,465,880
Brown & Brown Inc.	409,300	13,158,995
Glacier Bancorp Inc.	239,943	6,204,926
M&T Bank Corp.	63,977	7,887,724
Markel Corp. *	26,647	16,951,489
WR Berkley Corp.	195,572	9,348,342

		73,357,981
Health Care - 11.9%
DaVita HealthCare Partners Inc. *	127,810	9,348,023
DENTSPLY International Inc.	216,432	9,869,299
Laboratory Corp. of America Holdings *	87,923	8,946,165
Perrigo Co. PLC	56,718	8,518,477

		36,681,964
Industrials - 18.4%
Copart Inc. *	360,876	11,300,832
Expeditors International of Washington Inc.	186,285	7,559,445
Fastenal Co.	137,695	6,182,506
Generac Holdings Inc. *	142,295	5,768,639
Jacobs Engineering Group Inc. *	165,234	8,066,724
TransDigm Group Inc.	47,651	8,783,509
Wesco Aircraft Holdings Inc. *	536,313	9,331,846

		56,993,501
Information Technology - 4.6%
Amphenol Corp., Class A	69,451	6,935,377
Blackhawk Network Holdings Inc., Class B *	8,062	260,403
CDW Corp.	228,971	7,109,549

		14,305,329
Materials - 3.3%

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Mid Cap Fund Portfolio of Investments (unaudited)

Crown Holdings Inc. *		231,139	10,290,308

Total Common Stocks ( Cost $213,284,728 )			284,932,212
SHORT-TERM INVESTMENTS - 8.3%
State Street Institutional U.S. Government Money Market Fund		25,722,730	25,722,730

Total Short-Term Investments ( Cost $25,722,730 )			25,722,730

TOTAL INVESTMENTS - 100.3% ( Cost $239,007,458 )			310,654,942
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(782,039)

TOTAL NET ASSETS - 100.0%			$309,872,903

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.2%
Consumer Discretionary - 8.8%
Ascena Retail Group Inc. *	7,220	$96,026
Cato Corp./The, Class A	4,160	143,354
Fred's Inc., Class A	6,400	89,600
Helen of Troy Ltd. *	3,210	168,589
Stage Stores Inc.	4,810	82,299

		579,868
Consumer Staples - 2.4%
Casey's General Stores Inc.	1,280	91,776
Post Holdings Inc. *	1,930	64,037

		155,813
Energy - 5.3%
Dorian LPG Ltd. *	2,030	36,175
Era Group Inc. *	2,740	59,595
RSP Permian Inc. *	2,500	63,900
Scorpio Tankers Inc.	14,000	116,340
SEACOR Holdings Inc. *	990	74,052

		350,062
Financials - 20.5%
AMERISAFE Inc.	1,410	55,145
DiamondRock Hospitality Co., REIT	5,629	71,376
Education Realty Trust Inc., REIT	6,700	68,876
First Busey Corp.	9,007	50,169
First Midwest Bancorp Inc.	7,030	113,113
First Niagara Financial Group Inc.	6,707	55,869
Flushing Financial Corp.	3,581	65,425
Hancock Holding Co.	2,200	70,510
International Bancshares Corp.	5,350	131,958
MB Financial Inc.	2,830	78,335
Northwest Bancshares Inc.	7,480	90,508
Platinum Underwriters Holdings Ltd.	1,160	70,609
Primerica Inc.	2,600	125,372
Solar Capital Ltd.	3,030	56,600
Summit Hotel Properties Inc., REIT	6,400	68,992
Webster Financial Corp.	4,980	145,117
Westamerica Bancorporation	570	26,516

		1,344,490
Health Care - 13.8%
Allscripts Healthcare Solutions Inc. *	5,600	75,124
Amsurg Corp. *	1,490	74,574
Charles River Laboratories International Inc. *	2,800	167,272
Corvel Corp. *	1,060	36,093
Haemonetics Corp. *	2,150	75,078
ICON PLC *	1,830	104,731
ICU Medical Inc. *	1,970	126,435
Integra LifeSciences Holdings Corp. *	500	24,820
MedAssets Inc. *	2,700	55,944
Phibro Animal Health Corp., Class A	3,200	71,712
STERIS Corp.	1,700	91,732

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Small Cap Fund Portfolio of Investments (unaudited)

		903,515
Industrials - 22.1%
ACCO Brands Corp. *	11,540	79,626
Albany International Corp., Class A	3,850	131,054
Atlas Air Worldwide Holdings Inc. *	800	26,416
Cubic Corp.	2,700	126,360
ESCO Technologies Inc.	2,490	86,602
FTI Consulting Inc. *	1,900	66,424
G&K Services Inc., Class A	2,500	138,450
GATX Corp.	2,270	132,500
Luxfer Holdings PLC, ADR	2,800	48,328
Matthews International Corp., Class A	2,640	115,870
Mueller Industries Inc.	5,300	151,262
SP Plus Corp. *	4,690	88,922
Steelcase Inc., Class A	3,400	55,046
United Stationers Inc.	3,600	135,252
UTi Worldwide Inc. *	6,200	65,906

		1,448,018
Information Technology - 12.4%
Belden Inc.	3,230	206,785
Coherent Inc. *	1,070	65,666
Diebold Inc.	3,170	111,964
Forrester Research Inc.	3,000	110,580
MAXIMUS Inc.	1,360	54,577
Micrel Inc.	5,800	69,774
MTS Systems Corp.	430	29,352
ScanSource Inc. *	2,900	100,311
Verint Systems Inc. *	700	38,927
Zebra Technologies Corp., Class A *	400	28,388

		816,324
Materials - 7.4%
Deltic Timber Corp.	1,470	91,610
Greif Inc., Class A	1,800	78,858
Innospec Inc.	1,800	64,620
Koppers Holdings Inc.	2,300	76,268
Sensient Technologies Corp.	1,900	99,465
Zep Inc.	5,240	73,465

		484,286
Utilities - 2.5%
Laclede Group Inc./The	1,400	64,960
New Jersey Resources Corp.	970	48,995
WGL Holdings Inc.	1,260	53,071

		167,026

Total Common Stocks ( Cost $3,908,466 )		6,249,402
SHORT-TERM INVESTMENTS - 4.8%
State Street Institutional U.S. Government Money Market Fund	313,888	313,888

Total Short-Term Investments ( Cost $313,888 )		313,888

TOTAL INVESTMENTS - 100.0% ( Cost $4,222,354 )		6,563,290

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Small Cap Fund Portfolio of Investments (unaudited)

NET OTHER ASSETS AND LIABILITIES - 0.0%		(2,956)

TOTAL NET ASSETS - 100.0%		$6,560,334

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.0%
Australia - 2.3%
BHP Billiton Ltd.	44,610	$1,322,905

Brazil - 3.0%
Estacio Participacoes S.A.	80,500	836,654
Petroleo Brasileiro S.A., ADR	66,440	942,784

		1,779,438
France - 15.3%
AXA S.A.	50,200	1,237,034
LVMH Moet Hennessy Louis Vuitton S.A.	7,845	1,275,241
Sanofi	16,109	1,822,231
Schneider Electric SE	21,320	1,637,237
Technip S.A.	16,010	1,346,950
Total S.A.	25,968	1,687,503

		9,006,196
Germany - 2.7%
SAP SE	21,685	1,563,926

Ireland - 2.1%
CRH PLC	53,559	1,224,263

Israel - 2.1%
Teva Pharmaceutical Industries Ltd., ADR	22,890	1,230,338

Japan - 11.0%
Canon Inc.	39,025	1,270,470
Makita Corp.	22,745	1,285,790
Mitsubishi UFJ Financial Group Inc.	234,420	1,325,619
Secom Co. Ltd.	22,143	1,318,990
Seven & I Holdings Co. Ltd.	32,660	1,266,794

		6,467,663
Netherlands - 7.2%
Akzo Nobel N.V.	16,435	1,126,134
ING Groep N.V. *	90,015	1,285,874
Royal Dutch Shell PLC, Class A	47,308	1,808,813

		4,220,821
Singapore - 2.3%
DBS Group Holdings Ltd.	92,900	1,341,395

South Korea - 2.1%
Samsung Electronics Co. Ltd.	1,117	1,253,284

Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, Class B	99,549	1,263,676

Switzerland - 19.0%

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
International Stock Fund Portfolio of Investments (unaudited)

	ABB Ltd. *	53,310	1,199,433
	Credit Suisse Group AG *	43,100	1,194,990
	Givaudan S.A. *	780	1,248,392
	Nestle S.A.	23,380	1,720,378
	Novartis AG	27,763	2,621,593
	Roche Holding AG	5,720	1,696,168
	Syngenta AG	4,711	1,501,579

			11,182,533
	United Kingdom - 24.8%
	Barclays PLC	331,320	1,221,678
	Berendsen PLC	71,565	1,136,973
	Compass Group PLC	76,845	1,241,413
	Diageo PLC	86,830	2,512,646
	GlaxoSmithKline PLC	51,050	1,169,395
	HSBC Holdings PLC	118,497	1,202,747
	Imperial Tobacco Group PLC	28,489	1,230,367
	Reed Elsevier PLC	74,755	1,197,348
	Standard Chartered PLC	58,290	1,077,736
	Tesco PLC	311,921	941,559
	WPP PLC	83,800	1,684,569

			14,616,431

Total Common Stocks ( Cost $55,299,870 )			56,472,869
	SHORT-TERM INVESTMENTS - 3.4%
	State Street Institutional U.S. Government Money Market Fund	2,006,884	2,006,884

Total Short-Term Investments ( Cost $2,006,884 )			2,006,884

TOTAL INVESTMENTS - 99.4% ( Cost $57,306,754 )			58,479,753
NET OTHER ASSETS AND LIABILITIES - 0.6%			342,409

TOTAL NET ASSETS - 100.0%			$58,822,162

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/14
Consumer Discretionary	10.6%
Consumer Staples	13.1%
Energy	9.8%
Financials	16.8%
Health Care	14.5%
Industrials	11.2%
Information Technology	9.1%
Materials	10.9%
Money Market Funds	3.4%
Net Other Assets and Liabilities	0.6%

100.0%

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Ultra Series Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund		1,029,780	$1,029,780

Stock Funds - 98.4%
Madison Funds: Madison Target Retirement 2020 Fund Class R6 * (A)†		6,304,242	62,159,829

TOTAL INVESTMENTS - 100.0% ( Cost $64,072,184 )			63,189,609
NET OTHER ASSETS AND LIABILITIES - 0.0%			(949)

TOTAL NET ASSETS - 100.0%			$63,188,660

*	Non-income producing.
(A)	Affiliated Company.

†    See Note 4 for a description of the investment and underlying holdings of the Fund.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Ultra Series Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.9%
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund		1,350,727	$1,350,727

Stock Funds - 97.3%
Madison Funds: Madison Target Retirement 2030 Fund Class R6 * (A)†		8,305,264	81,640,744

TOTAL INVESTMENTS - 98.9% ( Cost $84,403,165 )			82,991,471
NET OTHER ASSETS AND LIABILITIES - 1.1%			950,878

TOTAL NET ASSETS - 100.0%			$83,942,349

*	Non-income producing.
(A)	Affiliated Company.

†    See Note 4 for a description of the investment and underlying holdings of the Fund.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Ultra Series Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund		615,052	$615,052

Stock Funds - 98.7%
Madison Funds: Madison Target Retirement 2040 Fund Class R6 * (A)†		5,934,401	58,216,473

TOTAL INVESTMENTS - 99.7% ( Cost $59,959,061 )			58,831,525
NET OTHER ASSETS AND LIABILITIES - 0.3%			195,659

TOTAL NET ASSETS - 100.0%			$59,027,184

*	Non-income producing.
(A)	Affiliated Company.

†    See Note 4 for a description of the investment and underlying holdings of the Fund.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Ultra Series Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.9%
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund		348,530	$348,530

Stock Funds - 97.3%
Madison Funds: Madison Target Retirement 2050 Fund Class R6 * (A)†		2,113,121	20,708,589

TOTAL INVESTMENTS - 98.9% ( Cost $21,476,764 )			21,057,119
NET OTHER ASSETS AND LIABILITIES - 1.1%			237,688

TOTAL NET ASSETS - 100.0%			$21,294,807

*	Non-income producing.
(A)	Affiliated Company.

TOTAL INVESTMENTS - 99.9% ( Cost $72,401,536 )		81,558,565
NET OTHER ASSETS AND LIABILITIES - 0.1%		41,200

TOTAL NET ASSETS - 100.0%		$81,599,765

*	Non-income producing.

ETF	Exchange Traded Fund.

†    See Note 4 for a description of the investment and underlying holdings of the Fund.

See accompanying Notes to Portfolios of Investments.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the “Trust” and each series of the Trust referred to individually as a “Fund” and collectively, the “Funds”) values securities and other investments as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((“NYSE”) usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded in is on Holiday.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At September 30, 2014, investments in securities of the Core Bond, High Income and Diversified Income Funds include issues that are illiquid. As of that date, the aggregate values of illiquid securities held by Core Bond, High Income and Diversified Income Funds were $10,414,519, $1,036,000 and $7,812,890 respectively, which represent 3.6%, 2.6% and 2.0% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at September 30, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund
AARP, Inc.	5/16/02	$2,091,291
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	400,000
Apollo Management Holdings L.P.	5/27/14	747,973
ERAC USA Finance LLC	12/16/04	2,157,627
First Data Corp.	6/20/14	533,652
Forest Laboratories Inc.	12/5/13	250,000
Glencore Funding LLC	4/22/14	523,423
Indianapolis Power & Light Co.	10/2/06	994,362
Liberty Mutual Group Inc.	6/13/13	994,325
Sirius XM Radio Inc.	5/1/14	350,000
		$9,042,653
High Income Fund
Boise Cascade Co.	10/17/12	$600,000
Endeavor Energy Resources L.P. /EER Finance Inc.	4/16/14	417,617
		$1,017,617
Diversified Income Fund
AARP, Inc.	5/16/02	$2,091,291
ERAC USA Finance LLC	12/16/04	1,995,805
First Data Corp.	6/20/14	480,287
Indianapolis Power & Light Co.	10/2/06	1,546,232
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	249,955
		$6,363,570

3. Fair Value Measurements: Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. Through the period ended September 30, 2014, none of the Funds held securities deemed as a Level 3 and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/14
Conservative Allocation	$199,767,211	$-	$-	$199,767,211
Moderate Allocation	360,344,971	-	-	360,344,971
Aggressive Allocation	131,860,541	-	-	131,860,541
Money Market[1]	782,013	17,687,951	-	18,469,964
Core Bond
Asset Backed	-	3,353,570	-	3,353,570
Corporate Notes and Bonds	-	87,394,392	-	87,394,392
Long Term Municipal Bonds	-	7,906,378	-	7,906,378
Mortgage Backed	-	52,725,690	-	52,725,690
U.S. Government and Agency Obligations	-	128,030,811	-	128,030,811
Short-Term Investments	3,715,668	-	-	3,715,668
	3,715,668	279,410,841	-	283,126,509
High Income
Corporate Notes and Bonds	-	38,470,239	-	38,470,239
Short-Term Investments	1,297,690	-	-	1,297,690
	1,297,690	38,470,239	-	39,767,929
Diversified Income
Common Stocks	208,209,595	-	-	208,209,595
Asset Backed	-	4,731,999	-	4,731,999
Corporate Notes and Bonds	-	63,436,390	-	63,436,390
Long Term Municipal Bonds	-	2,244,615	-	2,244,615
Mortgage Backed	-	31,547,580	-	31,547,580
U.S. Government and Agency Obligations	-	60,002,567	-	60,002,567
Short-Term Investments	11,252,934	-	-	11,252,934
	219,462,529	161,963,151	-	381,425,680
Large Cap Value
Common Stocks	486,917,763	-	-	486,917,763
Short-Term Investments	28,996,584	-	-	28,996,584
	515,914,347	-	-	515,914,347
Large Cap Growth
Common Stocks	335,553,894	-	-	335,553,894
Short-Term Investments	13,241,497	-	-	13,241,497
	348,795,391	-	-	348,795,391
Mid Cap
Common Stocks	284,932,212	-	-	284,932,212
Short-Term Investments	25,722,730	-	-	25,722,730
	310,654,942	-	-	310,654,942
Small Cap
Common Stocks	6,249,402	-	-	6,249,402
Short-Term Investments	313,888	-	-	313,888
	6,563,290	-	-	6,563,290

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

International Stock
Common Stocks
Australia	-	1,322,905	-	1,322,905
Brazil	942,784	836,654	-	1,779,438
France	-	9,006,196	-	9,006,196
Germany	-	1,563,926	-	1,563,926
Ireland	-	1,224,263	-	1,224,263
Israel	1,230,338	-	-	1,230,338
Japan	-	6,467,663	-	6,467,663
Netherlands	-	4,220,821	-	4,220,821
Singapore	-	1,341,395	-	1,341,395
South Korea	-	1,253,284	-	1,253,284
Sweden	-	1,263,676	-	1,263,676
Switzerland	-	11,182,533	-	11,182,533
United Kingdom	-	14,616,431	-	14,616,431
Short-Term Investments	2,006,884	-	-	2,006,884
	4,180,006	54,299,747	-	58,479,753
Madison Target Retirement 2020	63,189,609	-	-	63,189,609
Madison Target Retirement 2030	82,991,471	-	-	82,991,471
Madison Target Retirement 2040	58,831,525	-	-	58,831,525
Madison Target Retirement 2050	21,057,119	-	-	21,057,119

1At September 30, 2014, all Level 2 securities held are short-term investments. See respective portfolio of investments.

4. Target Date Funds: The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Madison Funds Target Retirement Date Fund series, other than cash required to process shareholder transactions.

The tables below represent the holdings of the underlying Madison Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

Madison Funds: Madison Target Retirement 2020 Fund Portfolio of Investments as of September 30, 2014

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 59.7%
Baird Aggregate Bond Fund Institutional Shares		406,138	$4,345,678
Franklin Floating Rate Daily Access Fund Advisor Class		273,689	2,485,097
iShares 3-7 Year Treasury Bond ETF		89,603	10,870,636
iShares 7-10 Year Treasury Bond ETF		59,905	6,207,356
iShares TIPS Bond Fund ETF		5,541	620,980
Metropolitan West Total Return Bond Fund Class I		402,009	4,345,720
Vanguard Short-Term Corporate Bond ETF		38,873	3,104,786
Vanguard Total Bond Market ETF		62,916	5,154,708

			37,134,961
Foreign Stock Funds - 5.7%
iShares MSCI United Kingdom ETF		38,492	745,975
SPDR S&P China ETF		3,241	248,423
Vanguard FTSE All-World ex-U.S. ETF		51,772	2,549,253

			3,543,651
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		664,332	664,332

Stock Funds - 33.5%
iShares Core S&P Mid-Cap ETF		13,606	1,860,484
PowerShares Buyback Achievers Portfolio ETF		62,419	2,792,626
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		121,762	1,856,869
Schwab U.S. Dividend Equity ETF		16,115	621,394
SPDR S&P 500 ETF Trust		63,089	12,429,795
Vanguard Growth ETF		6,230	620,944
Vanguard Information Technology ETF		6,208	621,297

			20,803,409

TOTAL INVESTMENTS - 100.0% ( Cost $57,397,706 )			62,146,353
NET OTHER ASSETS AND LIABILITIES - 0.0%			16,739

TOTAL NET ASSETS - 100.0%			$62,163,092

ETF	Exchange Traded Fund.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

Madison Funds: Madison Target Retirement 2030 Fund Portfolio of Investments as of September 30, 2014

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 39.6%
Baird Aggregate Bond Fund Institutional Shares		328,144	$3,511,144
Franklin Floating Rate Daily Access Fund Advisor Class		317,393	2,881,931
iShares 3-7 Year Treasury Bond ETF		61,208	7,425,755
iShares 7-10 Year Treasury Bond ETF		79,569	8,244,940
iShares TIPS Bond Fund ETF		3,677	412,081
Metropolitan West Total Return Bond Fund Class I		324,801	3,511,093
Vanguard Short-Term Corporate Bond ETF		30,980	2,474,373
Vanguard Total Bond Market ETF		47,322	3,877,091

			32,338,408
Foreign Stock Funds - 8.7%
iShares Global Energy ETF		7,536	330,378
iShares MSCI United Kingdom ETF		63,909	1,238,556
SPDR S&P China ETF		6,458	495,006
Vanguard FTSE All-World ex-U.S. ETF		90,223	4,442,581
WisdomTree India Earnings Fund		7,551	165,442
WisdomTree Japan Hedged Equity Fund ETF		7,894	413,014

			7,084,977
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		901,150	901,150

Stock Funds - 50.5%
iShares Core S&P Mid-Cap ETF		27,109	3,706,885
iShares S&P Mid-Cap 400 Value ETF		2,738	329,409
Market Vectors Agribusiness ETF		6,257	330,933
PowerShares Buyback Achievers Portfolio ETF		110,546	4,945,828
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio		5,239	493,042
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		269,552	4,110,675
Schwab U.S. Dividend Equity ETF		42,811	1,650,792
SPDR Gold Shares *		1,418	164,786
SPDR S&P 500 ETF Trust		114,781	22,614,153
Vanguard Growth ETF		16,550	1,649,538
Vanguard Information Technology ETF		12,370	1,237,989

			41,234,030

TOTAL INVESTMENTS - 99.9% ( Cost $72,401,536 )			81,558,565
NET OTHER ASSETS AND LIABILITIES - 0.1%			41,200

TOTAL NET ASSETS - 100.0%			$81,599,765

*	Non-income producing.

ETF	Exchange Traded Fund.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

Madison Funds: Madison Target Retirement 2040 Fund Portfolio of Investments as of September 30, 2014

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 29.6%
Baird Aggregate Bond Fund Institutional Shares		107,388	$1,149,050
Franklin Floating Rate Daily Access Fund Advisor Class		192,477	1,747,690
iShares 3-7 Year Treasury Bond ETF		38,402	4,658,931
iShares 7-10 Year Treasury Bond ETF		56,161	5,819,403
Metropolitan West Total Return Bond Fund Class I		106,293	1,149,033
Vanguard Short-Term Corporate Bond ETF		7,289	582,172
Vanguard Total Bond Market ETF		25,584	2,096,097

			17,202,376
Foreign Stock Funds - 11.1%
iShares Global Energy ETF		7,979	349,800
iShares MSCI United Kingdom ETF		60,145	1,165,610
SPDR S&P China ETF		6,078	465,879
Vanguard FTSE All-World ex-U.S. ETF		76,746	3,778,973
WisdomTree India Earnings Fund		5,330	116,780
WisdomTree Japan Hedged Equity Fund ETF		11,154	583,577

			6,460,619
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		645,919	645,919

Stock Funds - 58.2%
iShares Core S&P Mid-Cap ETF		23,386	3,197,802
iShares S&P Mid-Cap 400 Value ETF		2,415	290,549
Market Vectors Agribusiness ETF		4,416	233,562
PowerShares Buyback Achievers Portfolio ETF		91,030	4,072,682
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio		4,314	405,991
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		228,307	3,481,682
Schwab U.S. Dividend Equity ETF		45,325	1,747,732
SPDR Gold Shares *		1,001	116,326
SPDR S&P 500 ETF Trust		88,415	17,419,523
Vanguard Growth ETF		17,522	1,746,418
Vanguard Information Technology ETF		11,641	1,165,031

			33,877,298

TOTAL INVESTMENTS - 100.0% ( Cost $50,565,733 )			58,186,212
NET OTHER ASSETS AND LIABILITIES - 0.0%			20,569

TOTAL NET ASSETS - 100.0%			$58,206,781

*	Non-income producing.

ETF	Exchange Traded Fund.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

Madison Funds: Madison Target Retirement 2050 Fund Portfolio of Investments as of September 30, 2014

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 102.0%
Bond Funds - 19.0%
iShares 3-7 Year Treasury Bond ETF		13,766	$1,670,091
iShares 7-10 Year Treasury Bond ETF		16,105	1,668,800
Vanguard Total Bond Market ETF		7,154	586,128

			3,925,019
Foreign Stock Funds - 14.0%
iShares Global Energy ETF		3,814	167,206
iShares MSCI United Kingdom ETF		26,950	522,291
SPDR S&P China ETF		2,723	208,718
Vanguard FTSE All-World ex-U.S. ETF		31,220	1,537,273
WisdomTree Europe Hedged Equity Fund ETF		1,801	104,062
WisdomTree India Earnings Fund		1,893	41,475
WisdomTree Japan Hedged Equity Fund ETF		5,997	313,763

			2,894,788
Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund		645,917	645,917

Stock Funds - 65.9%
iShares Core S&P Mid-Cap ETF		9,907	1,354,683
iShares S&P Mid-Cap 400 Value ETF		1,034	124,401
Market Vectors Agribusiness ETF		1,583	83,725
PowerShares Buyback Achievers Portfolio ETF		37,292	1,668,444
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio		1,767	166,292
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		95,480	1,456,066
Schwab U.S. Dividend Equity ETF		21,679	835,942
SPDR Gold Shares *		359	41,720
SPDR S&P 500 ETF Trust		33,267	6,554,264
Vanguard Growth ETF		8,375	834,736
Vanguard Information Technology ETF		5,216	522,017

			13,642,290

TOTAL INVESTMENTS - 102.0% ( Cost $18,934,992 )			21,108,014
NET OTHER ASSETS AND LIABILITIES - (2.0%)			(408,818)

TOTAL NET ASSETS - 100.0%			$20,699,196

*	Non-income producing.

ETF	Exchange Traded Fund.
5. Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

The International Stock Fund may enter into these contracts primarily to protect the Funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The High Income Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “Underlying Funds’’), including exchange traded funds (“ETFs”). Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

USF | September 30, 2014
Notes to Portfolio of Investments (unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: November 24, 2014

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: November 24, 2014